Schedule of Investments
(unaudited)
October 31, 2022
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.2%
L3Harris Technologies, Inc. ............ 5,249 $ 1,293,721
Lockheed Martin Corp. ............... 11,645 5,667,389
Northrop Grumman Corp. ............. 11,740 6,445,377
13,406,487
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc. . 1,234 120,747
United Parcel Service, Inc., Class B ...... 20,909 3,507,903
3,628,650
Automobiles — 1.8%
Ford Motor Co. .................... 61,438 821,426
General Motors Co. ................. 72,208 2,834,164
Harley-Davidson, Inc. ................ 37,395 1,607,985
Tesla, Inc.
(a)
....................... 68,131 15,502,528
Thor Industries, Inc. ................. 3,288 267,873
21,033,976
Banks — 3.0%
Bank of America Corp. ............... 259,026 9,335,297
Citigroup, Inc. ..................... 88,789 4,071,864
JPMorgan Chase & Co. .............. 118,213 14,880,652
Popular, Inc.
(b)
..................... 48,524 3,431,617
SVB Financial Group
(a)
............... 991 228,881
Wells Fargo & Co. .................. 45,447 2,090,108
34,038,419
Beverages — 1.8%
Coca-Cola Co. (The) ................ 123,427 7,387,106
Coca-Cola Europacific Partners plc ....... 7,700 362,285
PepsiCo, Inc. ..................... 68,850 12,501,783
20,251,174
Biotechnology — 2.6%
AbbVie, Inc. ...................... 97,143 14,221,735
Amgen, Inc. ...................... 20,511 5,545,149
Biogen, Inc.
(a)
..................... 5,504 1,560,054
Gilead Sciences, Inc. ................ 12,220 958,781
Moderna , Inc.
(a)
.................... 30,281 4,552,143
Vertex Pharmaceuticals, Inc.
(a)
.......... 10,261 3,201,432
30,039,294
Building Products — 0.5%
Carrier Global Corp. ................. 31,928 1,269,457
Lennox International, Inc. ............. 747 174,477
Trane Technologies plc ............... 4,116 657,037
Trex Co., Inc.
(a)(b)
................... 18,412 885,433
UFP Industries, Inc. ................. 39,750 2,831,393
5,817,797
Capital Markets — 5.7%
Affiliated Managers Group, Inc. ......... 16,431 2,040,073
Ameriprise Financial, Inc. ............. 13,455 4,159,210
Bank of New York Mellon Corp. (The) ..... 33,163 1,396,494
BlackRock Inc
(c)
.................... 4,141 2,674,713
Blackstone, Inc., Class A, NVS .......... 49,347 4,497,486
Charles Schwab Corp. (The) ........... 32,314 2,574,456
Goldman Sachs Group, Inc. (The) ....... 13,866 4,776,976
Interactive Brokers Group, Inc., Class A .... 62,309 4,994,066
Janus Henderson Group plc ........... 105,009 2,391,055
Jefferies Financial Group, Inc. .......... 122,573 4,217,737
LPL Financial Holdings, Inc. ............ 4,617 1,180,336
Moody's Corp. ..................... 2,709 717,533
Morgan Stanley .................... 69,963 5,748,860
MSCI, Inc. ....................... 9,458 4,434,478
Northern Trust Corp. ................. 18,135 1,529,687
Security
Shares
Shares Value
Capital Markets (continued)
Raymond James Financial, Inc. ......... 38,475 $ 4,545,436
S&P Global, Inc. ................... 22,412 7,199,855
State Street Corp. .................. 43,825 3,243,050
Stifel Financial Corp. ................ 24,709 1,528,746
T. Rowe Price Group, Inc. ............. 956 101,489
XP, Inc., Class A
(a)(b)
................. 102,247 1,874,187
65,825,923
Chemicals — 0.5%
Chemours Co. (The) ................. 45,083 1,290,726
Dow, Inc. ........................ 13,161 615,145
LyondellBasell Industries NV, Class A ..... 7,554 577,503
Olin Corp. ........................ 35,510 1,880,255
Sherwin-Williams Co. (The) ............ 5,983 1,346,355
5,709,984
Commercial Services & Supplies — 0.4%
Cintas Corp. ...................... 9,335 3,991,179
Tetra Tech, Inc. .................... 8,322 1,175,732
5,166,911
Communications Equipment — 0.8%
Cisco Systems, Inc. ................. 96,187 4,369,775
Motorola Solutions, Inc. .............. 21,198 5,293,353
9,663,128
Construction & Engineering — 0.3%
EMCOR Group, Inc. ................. 27,475 3,876,722
Consumer Finance — 1.3%
Ally Financial, Inc. .................. 141,312 3,894,559
American Express Co. ............... 2,062 306,104
Capital One Financial Corp. ............ 15,924 1,688,262
Credit Acceptance Corp.
(a)
............. 219 101,971
OneMain Holdings, Inc. ............... 78,385 3,022,526
SLM Corp. ....................... 159,204 2,641,194
Synchrony Financial ................. 75,996 2,702,418
14,357,034
Containers & Packaging — 0.5%
Amcor plc ........................ 272,296 3,153,188
Avery Dennison Corp. ................ 18,317 3,105,647
6,258,835
Diversified Consumer Services — 0.3%
H&R Block, Inc. .................... 70,813 2,913,955
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ........................ 187,230 3,413,203
Liberty Global plc, Class C, NVS
(a)
....... 11,780 208,035
Lumen Technologies, Inc. ............. 44,900 330,464
Verizon Communications, Inc. .......... 119,554 4,467,733
8,419,435
Electric Utilities — 1.6%
Constellation Energy Corp. ............ 24,956 2,359,340
Duke Energy Corp. ................. 33,469 3,118,641
Exelon Corp. ...................... 35,424 1,367,012
FirstEnergy Corp. .................. 28,489 1,074,320
NextEra Energy, Inc. ................ 52,961 4,104,478
NRG Energy, Inc. ................... 28,922 1,284,137
Southern Co. (The) ................. 70,937 4,644,955
17,952,883
Electrical Equipment — 0.9%
Eaton Corp. plc .................... 18,492 2,775,095
Emerson Electric Co. ................ 53,879 4,665,921
Generac Holdings, Inc.
(a)
.............. 5,630 652,573

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Rockwell Automation, Inc. ............. 8,052 $ 2,055,676
10,149,265
Electronic Equipment, Instruments & Components — 0.6%
CDW Corp. ....................... 979 169,181
Jabil, Inc. ........................ 33,589 2,158,093
Keysight Technologies, Inc.
(a)
........... 20,069 3,495,016
Zebra Technologies Corp., Class A
(a)
...... 3,595 1,018,176
6,840,466
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A ............ 55,470 1,534,300
Helmerich & Payne, Inc. .............. 12,472 617,489
Schlumberger NV .................. 38,141 1,984,476
4,136,265
Entertainment — 0.2%
Electronic Arts, Inc. ................. 14,626 1,842,291
Spotify Technology SA
(a)
.............. 1,478 119,097
1,961,388
Equity Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp. ............... 6,762 1,401,019
Brixmor Property Group, Inc. ........... 94,014 2,003,438
Crown Castle, Inc. .................. 11,787 1,570,736
Equity Residential .................. 17,081 1,076,445
First Industrial Realty Trust, Inc. ......... 14,224 677,489
Gaming and Leisure Properties, Inc. ...... 11,255 564,101
Kimco Realty Corp. ................. 6,193 132,406
Lamar Advertising Co., Class A ......... 25,898 2,388,572
Mid-America Apartment Communities, Inc. .. 20,035 3,154,511
Prologis, Inc. ...................... 46,597 5,160,618
Public Storage ..................... 6,973 2,159,887
Simon Property Group, Inc. ............ 20,539 2,238,340
Vornado Realty Trust ................ 14,026 330,873
Weyerhaeuser Co. .................. 68,156 2,108,065
24,966,500
Food & Staples Retailing — 1.8%
BJ's Wholesale Club Holdings, Inc.
(a)
...... 21,063 1,630,276
Costco Wholesale Corp. .............. 9,285 4,656,428
Kroger Co. (The) ................... 104,856 4,958,640
Walmart, Inc. ...................... 64,503 9,180,712
20,426,056
Food Products — 1.2%
Archer-Daniels-Midland Co. ............ 23,066 2,236,941
General Mills, Inc. .................. 69,979 5,708,887
Hershey Co. (The) .................. 14,474 3,455,957
Kraft Heinz Co. (The) ................ 3,172 122,027
Mondelez International, Inc., Class A ...... 26,303 1,617,108
Tyson Foods, Inc., Class A ............ 3,358 229,519
13,370,439
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories ................. 73,311 7,253,391
Align Technology, Inc.
(a)
............... 6,141 1,193,196
Dentsply Sirona, Inc. ................ 3,993 123,064
Hologic , Inc.
(a)
..................... 42,950 2,912,010
IDEXX Laboratories, Inc.
(a)
............. 6,176 2,221,384
Lantheus Holdings, Inc.
(a)
............. 8,374 619,592
Medtronic plc ..................... 50,735 4,431,195
Stryker Corp. ..................... 7,072 1,621,185
20,375,017
Health Care Providers & Services — 4.2%
Cigna Corp. ...................... 1,367 441,623
CVS Health Corp. .................. 72,406 6,856,848
Security
Shares
Shares Value
Health Care Providers & Services (continued)
DaVita, Inc.
(a)
...................... 16,532 $ 1,207,001
Elevance Health, Inc. ................ 11,798 6,450,793
HCA Healthcare, Inc. ................ 2,137 464,733
Humana, Inc. ..................... 7,803 4,354,698
Laboratory Corp. of America Holdings ..... 1,846 409,554
McKesson Corp. ................... 8,718 3,394,528
Molina Healthcare, Inc.
(a)
.............. 14,981 5,376,082
UnitedHealth Group, Inc. .............. 33,808 18,768,511
47,724,371
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A
(a)
......... 11,749 1,973,127
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A
(a)
................ 31,589 3,377,180
Booking Holdings, Inc.
(a)
.............. 1,195 2,234,029
McDonald's Corp. .................. 34,793 9,486,659
Starbucks Corp. .................... 48,949 4,238,494
Yum! Brands, Inc. .................. 38,959 4,606,902
23,943,264
Household Durables — 0.1%
Newell Brands, Inc. ................. 7,945 109,721
Tempur Sealy International, Inc. ......... 55,052 1,480,348
1,590,069
Household Products — 1.6%
Procter & Gamble Co. (The) ........... 134,408 18,100,725
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. ...................... 81,484 1,871,687
Industrial Conglomerates — 0.2%
Honeywell International, Inc. ........... 9,804 2,000,212
Insurance — 3.1%
Aflac, Inc. ........................ 93,023 6,056,727
Allstate Corp. (The) ................. 28,335 3,577,294
American Financial Group, Inc. ......... 11,155 1,618,702
Everest Re Group Ltd. ............... 2,183 704,367
Fidelity National Financial, Inc. .......... 78,970 3,109,839
First American Financial Corp. .......... 66,034 3,328,114
Hartford Financial Services Group, Inc. (The) 16,345 1,183,541
MetLife, Inc. ...................... 90,218 6,604,860
Old Republic International Corp. ......... 48,486 1,125,360
Principal Financial Group, Inc. .......... 17,387 1,532,316
Progressive Corp. (The) .............. 21,415 2,749,686
RenaissanceRe Holdings Ltd. .......... 1,024 158,392
RLI Corp. ........................ 9,015 1,172,581
Travelers Cos., Inc. (The) ............. 13,505 2,491,132
35,412,911
Interactive Media & Services — 2.4%
(a)
Alphabet, Inc., Class C, NVS ........... 211,688 20,038,386
Match Group, Inc. .................. 39,617 1,711,455
Meta Platforms, Inc., Class A ........... 67,007 6,242,372
27,992,213
Internet & Direct Marketing Retail — 2.8%
Amazon.com, Inc.
(a)
................. 247,084 25,311,285
eBay, Inc. ........................ 51,430 2,048,971
Etsy, Inc.
(a)
....................... 29,011 2,724,423
MercadoLibre , Inc.
(a)(b)
................ 1,338 1,206,367
Wayfair, Inc., Class A
(a)(b)
.............. 20,905 792,718
32,083,764

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services — 4.6%
Accenture plc, Class A ............... 29,019 $ 8,238,494
Amdocs Ltd. ...................... 28,065 2,422,290
Automatic Data Processing, Inc. ......... 8,976 2,169,499
Concentrix Corp. ................... 25,851 3,159,768
EPAM Systems, Inc.
(a)
................ 269 94,150
ExlService Holdings, Inc.
(a)
............ 19,866 3,612,632
Fiserv, Inc.
(a)
...................... 14,502 1,489,936
Gartner, Inc.
(a)
..................... 7,836 2,365,845
GoDaddy , Inc., Class A
(a)
.............. 3,235 260,094
International Business Machines Corp. .... 29,145 4,030,462
Mastercard , Inc., Class A .............. 24,362 7,995,121
MongoDB, Inc., Class A
(a)
............. 3,377 618,092
Okta , Inc., Class A
(a)
................. 10,512 589,934
Paychex, Inc. ..................... 2,558 302,637
PayPal Holdings, Inc.
(a)
............... 23,723 1,982,768
VeriSign, Inc.
(a)
.................... 2,526 506,362
Visa, Inc., Class A .................. 59,473 12,320,427
52,158,511
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc. ............. 22,171 3,067,358
Danaher Corp. .................... 20,543 5,170,057
IQVIA Holdings, Inc.
(a)(b)
............... 5,616 1,177,507
Medpace Holdings, Inc.
(a)
............. 1,621 359,829
Mettler -Toledo International, Inc.
(a)
....... 1,878 2,375,538
Thermo Fisher Scientific, Inc. ........... 13,176 6,772,069
West Pharmaceutical Services, Inc. ...... 721 165,902
19,088,260
Machinery — 2.1%
AGCO Corp. ...................... 15,952 1,980,760
Caterpillar, Inc. .................... 8,732 1,890,129
Deere & Co. ...................... 9,497 3,759,102
Dover Corp. ...................... 3,071 401,349
Illinois Tool Works, Inc. ............... 22,220 4,744,637
Otis Worldwide Corp. ................ 116,752 8,247,361
Parker-Hannifin Corp. ................ 2,671 776,246
Toro Co. (The) ..................... 21,593 2,276,550
24,076,134
Media — 1.9%
Charter Communications, Inc., Class A
(a)
... 4,746 1,744,725
Comcast Corp., Class A .............. 125,693 3,989,496
DISH Network Corp., Class A
(a)
......... 24,800 369,768
Fox Corp., Class A, NVS .............. 124,897 3,605,776
Interpublic Group of Cos., Inc. (The) ...... 150,753 4,490,932
News Corp., Class A, NVS ............ 116,466 1,964,781
Nexstar Media Group, Inc. ............. 6,023 1,031,740
Omnicom Group, Inc. ................ 26,619 1,936,532
Sirius XM Holdings, Inc.
(b)
............. 426,699 2,577,262
21,711,012
Metals & Mining — 0.7%
Alcoa Corp. ....................... 14,696 573,585
Nucor Corp. ...................... 6,867 902,186
Reliance Steel & Aluminum Co. ......... 25,023 5,041,634
Southern Copper Corp. ............... 37,250 1,749,633
United States Steel Corp. ............. 16,595 337,874
8,604,912
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp. .............. 141,016 1,159,151
Security
Shares
Shares Value
Multiline Retail — 0.6%
Macy's, Inc. ...................... 170,998 $ 3,565,308
Target Corp. ...................... 18,526 3,042,896
6,608,204
Multi-Utilities — 0.7%
Ameren Corp. ..................... 36,782 2,998,469
DTE Energy Co. ................... 36,709 4,115,446
Public Service Enterprise Group, Inc. ..... 14,636 820,640
Sempra Energy .................... 2,123 320,446
WEC Energy Group, Inc. .............. 1,973 180,194
8,435,195
Oil, Gas & Consumable Fuels — 4.8%
Antero Resources Corp.
(a)
............. 20,269 743,061
APA Corp. ....................... 67,391 3,063,595
Chesapeake Energy Corp. ............ 31,908 3,263,231
Chevron Corp. ..................... 61,299 11,088,989
Chord Energy Corp. ................. 2,330 356,700
ConocoPhillips .................... 19,009 2,396,845
Devon Energy Corp. ................. 42,548 3,291,088
EOG Resources, Inc. ................ 7,372 1,006,425
Exxon Mobil Corp. .................. 114,853 12,726,861
Kinder Morgan, Inc. ................. 71,533 1,296,178
Marathon Oil Corp. .................. 74,451 2,267,033
Murphy Oil Corp. ................... 54,155 2,627,059
Occidental Petroleum Corp. ............ 11,171 811,015
Ovintiv , Inc. ....................... 32,214 1,631,639
PDC Energy, Inc. ................... 14,460 1,043,144
Phillips 66 ........................ 1,662 173,330
Range Resources Corp. .............. 73,436 2,091,457
SM Energy Co. .................... 73,259 3,295,190
Texas Pacific Land Corp. .............. 632 1,456,046
Valero Energy Corp. ................. 2,603 326,807
54,955,693
Paper & Forest Products — 0.3%
Louisiana-Pacific Corp. ............... 52,069 2,949,709
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A .... 24,316 4,875,115
Pharmaceuticals — 5.1%
Bristol-Myers Squibb Co. .............. 109,233 8,462,281
Eli Lilly & Co. ..................... 26,311 9,526,950
Johnson & Johnson ................. 101,230 17,610,983
Merck & Co., Inc. ................... 110,622 11,194,946
Pfizer, Inc. ....................... 203,916 9,492,290
Royalty Pharma plc, Class A ........... 35,532 1,503,714
Zoetis, Inc., Class A ................. 897 135,250
57,926,414
Professional Services — 0.4%
ASGN, Inc.
(a)
...................... 17,904 1,517,901
Robert Half International, Inc. ........... 46,775 3,576,417
5,094,318
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A
(a)
........... 22,016 1,561,815
Road & Rail — 0.5%
Avis Budget Group, Inc.
(a)
............. 17,850 4,220,811
Landstar System, Inc. ................ 5,074 792,660
Union Pacific Corp. ................. 3,397 669,685
5,683,156
Semiconductors & Semiconductor Equipment — 4.6%
Advanced Micro Devices, Inc.
(a)
......... 18,068 1,085,164
Applied Materials, Inc. ............... 35,031 3,092,887

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc. .................... 16,374 $ 7,697,745
Enphase Energy, Inc.
(a)
............... 7,509 2,305,263
Intel Corp. ....................... 88,078 2,504,058
KLA Corp. ........................ 9,752 3,086,020
Lam Research Corp. ................ 6,168 2,496,683
Lattice Semiconductor Corp.
(a)
.......... 44,285 2,148,265
NVIDIA Corp. ..................... 76,006 10,258,530
Qorvo , Inc.
(a)
...................... 16,099 1,385,802
QUALCOMM, Inc. .................. 50,875 5,985,952
Synaptics , Inc.
(a)
................... 25,111 2,224,835
Teradyne, Inc. ..................... 11,242 914,537
Texas Instruments, Inc. ............... 46,413 7,455,320
52,641,061
Software — 10.5%
Adobe, Inc.
(a)
...................... 11,688 3,722,628
Atlassian Corp., Class A
(a)(b)
............ 34,512 6,996,618
Cadence Design Systems, Inc.
(a)
........ 30,575 4,628,749
Crowdstrike Holdings, Inc., Class A
(a)
...... 20,533 3,309,919
Datadog , Inc., Class A
(a)
.............. 14,059 1,131,890
DocuSign, Inc.
(a)
................... 61,235 2,957,650
Dynatrace , Inc.
(a)
................... 40,099 1,413,089
Elastic NV
(a)
...................... 36,707 2,347,413
Fair Isaac Corp.
(a)
................... 8,652 4,142,924
Fortinet, Inc.
(a)
..................... 96,773 5,531,545
HubSpot , Inc.
(a)
.................... 4,085 1,211,447
Intuit, Inc. ........................ 12,574 5,375,385
Manhattan Associates, Inc.
(a)
........... 31,450 3,826,521
Microsoft Corp. .................... 247,826 57,527,849
Oracle Corp. ...................... 68,969 5,384,410
Palo Alto Networks, Inc.
(a)
............. 29,863 5,124,192
Qualys , Inc.
(a)
..................... 1,419 202,293
ServiceNow , Inc.
(a)
.................. 2,774 1,167,133
Synopsys, Inc.
(a)
................... 11,505 3,365,788
Zscaler , Inc.
(a)
..................... 3,426 527,947
119,895,390
Specialty Retail — 2.7%
AutoNation, Inc.
(a)
................... 30,704 3,264,142
AutoZone, Inc.
(a)
................... 231 585,095
Bath & Body Works, Inc. .............. 62,911 2,099,969
Best Buy Co., Inc. .................. 27,393 1,873,955
Dick's Sporting Goods, Inc. ............ 36,084 4,104,916
Home Depot, Inc. (The) .............. 30,783 9,115,770
Lowe's Cos., Inc. ................... 15,524 3,026,404
Murphy USA, Inc. .................. 7,554 2,375,808
Williams-Sonoma, Inc. ............... 36,673 4,541,218
30,987,277
Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc. ....................... 480,981 73,753,627
Hewlett Packard Enterprise Co. ......... 197,381 2,816,627
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
HP, Inc. ......................... 37,396 $ 1,032,877
NetApp, Inc. ...................... 4,025 278,812
Seagate Technology Holdings plc ........ 4,597 228,287
78,110,230
Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp.
(a)
.............. 11,229 3,929,364
NIKE, Inc., Class B ................. 19,084 1,768,705
Tapestry, Inc. ...................... 9,273 293,769
5,991,838
Tobacco — 0.7%
Altria Group, Inc. ................... 17,333 801,998
Philip Morris International, Inc. .......... 78,188 7,181,568
7,983,566
Trading Companies & Distributors — 0.4%
(a)
Univar Solutions, Inc. ................ 105,936 2,699,249
WESCO International, Inc. ............. 11,446 1,576,916
4,276,165
Water Utilities — 0.2%
American Water Works Co., Inc. ......... 19,459 2,828,171
Total Long-Term Investments — 99.7%
(Cost: $1,158,245,333) ........................... 1,140,879,643
Short-Term Securities
Money Market Funds — 0.8%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.29%
(e)
............ 6,889,638 6,888,259
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.97% .................. 2,807,423 2,807,423
Total Short-Term Securities — 0.8%
(Cost: $9,695,626) .............................. 9,695,682
Total Investments — 100.5%
(Cost: $1,167,940,959 ) ........................... 1,150,575,325
Liabilities in Excess of Other Assets — (0.5)% ............ (5,796,399)
Net Assets — 100.0% ..............................
$ 1,144,778,926
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
U.S. Equity Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
Shares
Held at
10/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 11,854,615 $ — $ (4,971,431)
(a)
$ 5,905 $ (830) $ 6,888,259 6,889,638 $ 53,969
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 2,280,000 527,423
(a)
— — — 2,807,423 2,807,423 13,987 —
BlackRock Inc ............. 2,686,758 183,335 (110,951) (760) (83,669) 2,674,713 4,141 19,559 —
$ 5,145 $ (84,499) $ 12,370,395 $ 87,515 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 14 12/16/22 $ 2,718 $ 8,054
S&P Midcap 400 E-Mini Index ................................................. 4 12/16/22 976 16,845
$ 24,899

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
U.S. Equity Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,140,879,643 $ — $ — $ 1,140,879,643
Short-Term Securities
Money Market Funds ...................................... 9,695,682 — — 9,695,682
$ 1,150,575,325 $ — $ — $ 1,150,575,325
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 24,899 $ — $ — $ 24,899
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
S&P Standard & Poor's